Distribution Date:	04/17/25	Wells Fargo Commercial Mortgage Trust 2015-NXS3
Determination Date:	04/11/25
Next Distribution Date:	05/16/25
Record Date:	03/31/25	Commercial Mortgage Pass-Through Certificates
Series 2015-NXS3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Additional Information	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master & Special Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14-15	General Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 2)	16-17		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
					lnr.cmbs.notices@lnrproperty.com
Principal Prepayment Detail	18		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Historical Detail	19	Trust Advisor	Pentalpha Surveillance LLC
Delinquency Loan Detail	20		Attention: Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 1	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 2	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Modified Loan Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	26
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	27
			1100 North Market Street | Wilmington, DE 19890 | United States
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989VAA7	1.504000%	25,362,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989VAB5	2.848000%	160,171,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989VAC3	3.354000%	130,000,000.00	47,829,053.89	14,262,852.69	133,682.21	0.00	0.00	14,396,534.90	33,566,201.20	50.31%	30.00%
A-4	94989VAD1	3.617000%	206,848,000.00	206,848,000.00	0.00	623,474.35	0.00	0.00	623,474.35	206,848,000.00	50.31%	30.00%
A-SB	94989VAE9	3.371000%	47,768,000.00	6,932,245.91	5,963,291.97	19,473.83	0.00	0.00	5,982,765.80	968,953.94	50.31%	30.00%
A-S	94989VAF6	3.972000%	55,997,000.00	55,997,000.00	0.00	185,350.07	0.00	0.00	185,350.07	55,997,000.00	38.78%	23.13%
B	94989VAJ8	4.645343%	43,780,000.00	43,780,000.00	0.00	169,477.58	0.00	0.00	169,477.58	43,780,000.00	29.76%	17.75%
C	94989VAK5	4.645343%	42,761,000.00	42,761,000.00	0.00	165,532.91	0.00	0.00	165,532.91	42,761,000.00	20.96%	12.50%
D	94989VAZ2	3.153000%	40,725,000.00	40,725,000.00	0.00	107,004.94	0.00	0.00	107,004.94	40,725,000.00	12.58%	7.50%
E	94989VBB4	3.153000%	20,362,000.00	20,362,000.00	0.00	53,501.15	0.00	0.00	53,501.15	20,362,000.00	8.38%	5.00%
F	94989VBD0	3.153000%	8,145,000.00	8,145,000.00	0.00	21,400.99	0.00	0.00	21,400.99	8,145,000.00	6.71%	4.00%
G	94989VBF5	3.153000%	8,145,000.00	8,145,000.00	0.00	21,400.99	0.00	0.00	21,400.99	8,145,000.00	5.03%	3.00%
H	94989VBH1	3.153000%	24,435,765.00	24,435,765.00	0.00	33,406.98	0.00	0.00	33,406.98	24,435,765.00	0.00%	0.00%
R	94989VBK4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			814,499,766.00	505,960,064.80	20,226,144.66	1,533,706.00	0.00	0.00	21,759,850.66	485,733,920.14

X-A	94989VAG4	1.010728%	626,146,000.00	317,606,299.80	0.00	267,511.28	0.00	0.00	267,511.28	297,380,155.14
X-D	94989VAM1	1.492343%	40,725,000.00	40,725,000.00	0.00	50,646.38	0.00	0.00	50,646.38	40,725,000.00
X-E	94989VAP4	1.492343%	20,362,000.00	20,362,000.00	0.00	25,322.57	0.00	0.00	25,322.57	20,362,000.00
X-FG	94989VAR0	1.492343%	16,290,000.00	16,290,000.00	0.00	20,258.55	0.00	0.00	20,258.55	16,290,000.00
X-H	94989VAT6	1.492343%	24,435,765.00	24,435,765.00	0.00	30,388.78	0.00	0.00	30,388.78	24,435,765.00
Notional SubTotal			727,958,765.00	419,419,064.80	0.00	394,127.56	0.00	0.00	394,127.56	399,192,920.14

Deal Distribution Total					20,226,144.66	1,927,833.56	0.00	0.00	22,153,978.22

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989VAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989VAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989VAC3	367.91579915	109.71425146	1.02832469	0.00000000	0.00000000	0.00000000	0.00000000	110.74257615	258.20154769
A-4	94989VAD1	1,000.00000000	0.00000000	3.01416668	0.00000000	0.00000000	0.00000000	0.00000000	3.01416668	1,000.00000000
A-SB	94989VAE9	145.12321868	124.83863612	0.40767522	0.00000000	0.00000000	0.00000000	0.00000000	125.24631134	20.28458257
A-S	94989VAF6	1,000.00000000	0.00000000	3.31000000	0.00000000	0.00000000	0.00000000	0.00000000	3.31000000	1,000.00000000
B	94989VAJ8	1,000.00000000	0.00000000	3.87111878	0.00000000	0.00000000	0.00000000	0.00000000	3.87111878	1,000.00000000
C	94989VAK5	1,000.00000000	0.00000000	3.87111878	0.00000000	0.00000000	0.00000000	0.00000000	3.87111878	1,000.00000000
D	94989VAZ2	1,000.00000000	0.00000000	2.62750006	0.00000000	0.00000000	0.00000000	0.00000000	2.62750006	1,000.00000000
E	94989VBB4	1,000.00000000	0.00000000	2.62749975	0.00000000	0.00000000	0.00000000	0.00000000	2.62749975	1,000.00000000
F	94989VBD0	1,000.00000000	0.00000000	2.62750031	0.00000000	0.00000000	0.00000000	0.00000000	2.62750031	1,000.00000000
G	94989VBF5	1,000.00000000	0.00000000	2.62750031	0.00000000	0.00000000	0.00000000	0.00000000	2.62750031	1,000.00000000
H	94989VBH1	1,000.00000000	0.00000000	1.36713461	1.26036529	26.65326950	0.00000000	0.00000000	1.36713461	1,000.00000000
R	94989VBK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989VAG4	507.24000441	0.00000000	0.42723467	0.00000000	0.00000000	0.00000000	0.00000000	0.42723467	474.93740300
X-D	94989VAM1	1,000.00000000	0.00000000	1.24361891	0.00000000	0.00000000	0.00000000	0.00000000	1.24361891	1,000.00000000
X-E	94989VAP4	1,000.00000000	0.00000000	1.24361900	0.00000000	0.00000000	0.00000000	0.00000000	1.24361900	1,000.00000000
X-FG	94989VAR0	1,000.00000000	0.00000000	1.24361878	0.00000000	0.00000000	0.00000000	0.00000000	1.24361878	1,000.00000000
X-H	94989VAT6	1,000.00000000	0.00000000	1.24361893	0.00000000	0.00000000	0.00000000	0.00000000	1.24361893	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	03/01/25 - 03/30/25	30	0.00	133,682.21	0.00	133,682.21	0.00	0.00	0.00	133,682.21	0.00
A-4	03/01/25 - 03/30/25	30	0.00	623,474.35	0.00	623,474.35	0.00	0.00	0.00	623,474.35	0.00
A-SB	03/01/25 - 03/30/25	30	0.00	19,473.83	0.00	19,473.83	0.00	0.00	0.00	19,473.83	0.00
X-A	03/01/25 - 03/30/25	30	0.00	267,511.28	0.00	267,511.28	0.00	0.00	0.00	267,511.28	0.00
X-D	03/01/25 - 03/30/25	30	0.00	50,646.38	0.00	50,646.38	0.00	0.00	0.00	50,646.38	0.00
X-E	03/01/25 - 03/30/25	30	0.00	25,322.57	0.00	25,322.57	0.00	0.00	0.00	25,322.57	0.00
X-FG	03/01/25 - 03/30/25	30	0.00	20,258.55	0.00	20,258.55	0.00	0.00	0.00	20,258.55	0.00
X-H	03/01/25 - 03/30/25	30	0.00	30,388.78	0.00	30,388.78	0.00	0.00	0.00	30,388.78	0.00
A-S	03/01/25 - 03/30/25	30	0.00	185,350.07	0.00	185,350.07	0.00	0.00	0.00	185,350.07	0.00
B	03/01/25 - 03/30/25	30	0.00	169,477.58	0.00	169,477.58	0.00	0.00	0.00	169,477.58	0.00
C	03/01/25 - 03/30/25	30	0.00	165,532.91	0.00	165,532.91	0.00	0.00	0.00	165,532.91	0.00
D	03/01/25 - 03/30/25	30	0.00	107,004.94	0.00	107,004.94	0.00	0.00	0.00	107,004.94	0.00
E	03/01/25 - 03/30/25	30	0.00	53,501.15	0.00	53,501.15	0.00	0.00	0.00	53,501.15	0.00
F	03/01/25 - 03/30/25	30	0.00	21,400.99	0.00	21,400.99	0.00	0.00	0.00	21,400.99	0.00
G	03/01/25 - 03/30/25	30	0.00	21,400.99	0.00	21,400.99	0.00	0.00	0.00	21,400.99	0.00
H	03/01/25 - 03/30/25	30	620,495.04	64,204.97	0.00	64,204.97	30,797.99	0.00	0.00	33,406.98	651,293.03
Totals			620,495.04	1,958,631.55	0.00	1,958,631.55	30,797.99	0.00	0.00	1,927,833.56	651,293.03

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989VAF6	3.972000%	55,997,000.00	55,997,000.00	0.00	185,350.07	0.00	0.00	185,350.07	55,997,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989VAJ8	4.645343%	43,780,000.00	43,780,000.00	0.00	169,477.58	0.00	0.00	169,477.58	43,780,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989VAK5	4.645343%	42,761,000.00	42,761,000.00	0.00	165,532.91	0.00	0.00	165,532.91	42,761,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PEX	94989VAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			142,538,000.04	142,538,000.00	0.00	520,360.56	0.00	0.00	520,360.56	142,538,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	22,153,978.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,966,976.97	Master Servicing Fee	5,132.50
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,229.85
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	217.84
ARD Interest	0.00	Trust Advisor Fee	555.26
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,966,976.97	Total Fees	8,345.46

Principal		Expenses/Reimbursements
Scheduled Principal	756,472.69	Reimbursement for Interest on Advances	13,523.35
Unscheduled Principal Collections		ASER Amount	6,588.64
Principal Prepayments	19,291,074.60	Special Servicing Fees (Monthly)	10,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	178,597.37	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	186.00
Total Principal Collected	20,226,144.66	Total Expenses/Reimbursements	30,797.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,927,833.56
Excess Liquidation Proceeds	0.00	Principal Distribution	20,226,144.66
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	22,153,978.22
Total Funds Collected	22,193,121.63	Total Funds Distributed	22,193,121.67

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	505,960,065.24	505,960,065.24	Beginning Certificate Balance	505,960,064.80
(-) Scheduled Principal Collections	756,472.69	756,472.69	(-) Principal Distributions	20,226,144.66
(-) Unscheduled Principal Collections	19,291,074.60	19,291,074.60	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	178,597.37	178,597.37	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	485,733,920.58	485,733,920.58	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	506,123,268.42	506,123,268.42	Ending Certificate Balance	485,733,920.14
Ending Actual Collateral Balance	486,115,983.75	486,115,983.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.44)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.44)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	49,871,851.18	10.27%	5	5.0189	NAP	Defeased	8	49,871,851.18	10.27%	5	5.0189	NAP
1,000,000 or less	2	1,617,777.40	0.33%	5	4.1570	0.756704	1.20 or less	10	46,974,612.64	9.67%	5	4.3378	0.539745
1,000,001 to 2,000,000	8	12,338,357.52	2.54%	5	4.2879	2.570453	1.21 to 1.30	2	8,157,494.38	1.68%	5	4.4359	1.285277
2,000,001 to 3,000,000	3	8,079,965.58	1.66%	4	4.4340	2.755693	1.31 to 1.40	2	26,935,296.74	5.55%	5	4.5110	1.374420
3,000,001 to 4,000,000	4	14,240,180.52	2.93%	5	4.8531	2.037678	1.41 to 1.50	3	36,973,820.11	7.61%	4	4.3856	1.432632
4,000,001 to 5,000,000	4	17,229,984.04	3.55%	4	4.2850	1.513615	1.51 to 1.60	1	2,861,078.33	0.59%	4	5.1200	1.576200
5,000,001 to 6,000,000	3	17,237,397.56	3.55%	5	4.4072	2.052762	1.61 to 1.70	2	3,392,103.52	0.70%	3	4.9528	1.687261
6,000,001 to 7,000,000	2	13,047,273.35	2.69%	5	4.7434	2.799884	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	1	7,046,754.45	1.45%	5	3.8600	0.410000	1.81 to 1.90	3	43,681,011.62	8.99%	4	4.6193	1.826596
8,000,001 to 9,000,000	1	8,344,488.37	1.72%	6	4.7100	1.839200	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	1	9,250,000.00	1.90%	4	4.4940	0.544200	2.01 to 2.25	3	70,063,697.00	14.42%	5	4.5954	2.031656
10,000,001 to 15,000,000	2	24,281,242.68	5.00%	4	4.4783	2.903948	2.26 to 3.00	7	135,942,938.71	27.99%	5	4.5808	2.370985
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	1	6,309,304.77	1.30%	5	4.9500	3.034600
20,000,001 to 30,000,000	3	76,280,923.04	15.70%	5	4.4940	1.750801	3.51 to 4.00	1	5,601,441.63	1.15%	5	4.7300	3.755700
30,000,001 to 50,000,000	3	106,719,147.88	21.97%	4	4.2724	2.842728	4.01 or greater	4	48,969,269.95	10.08%	5	3.7377	5.158596
50,000,001 to 70,000,000	2	120,148,577.01	24.74%	5	4.5816	2.167194	Totals	47	485,733,920.58	100.00%	5	4.5140	2.134452
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	47	485,733,920.58	100.00%	5	4.5140	2.134452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	49,871,851.18	10.27%	5	5.0189	NAP
							Defeased	10	49,871,851.18	10.27%	5	5.0189	NAP
California	12	194,080,107.45	39.96%	5	4.5370	2.234739
							Industrial	2	9,244,588.50	1.90%	5	4.7379	3.114919
Florida	2	14,653,793.14	3.02%	6	4.8133	2.353889
							Lodging	5	106,108,579.97	21.85%	5	4.6191	2.356552
Illinois	1	9,250,000.00	1.90%	4	4.4940	0.544200
							Mixed Use	1	9,250,000.00	1.90%	4	4.4940	0.544200
Maryland	1	6,737,968.58	1.39%	5	4.5500	2.580100
							Multi-Family	11	29,019,397.58	5.97%	5	3.8888	1.455331
Montana	1	1,769,231.54	0.36%	2	4.8820	1.673100
							Office	7	64,903,262.44	13.36%	5	4.1296	2.728174
Nevada	1	3,134,078.53	0.65%	5	4.7500	2.871300
							Other	1	10,066,441.01	2.07%	5	4.1900	6.798300
New York	13	68,277,216.46	14.06%	5	3.7460	2.965423
							Retail	10	194,697,752.79	40.08%	5	4.5539	1.853281
North Carolina	1	3,666,283.33	0.75%	5	4.9300	2.392400
							Self Storage	3	12,572,047.11	2.59%	5	4.5419	3.250484
Ohio	2	8,338,607.13	1.72%	5	4.5714	2.601371
							Totals	50	485,733,920.58	100.00%	5	4.5140	2.134452
Tennessee	1	40,984,414.86	8.44%	4	4.6200	2.274600

Texas	3	69,483,950.31	14.30%	5	4.6315	1.996841

Washington	1	1,271,616.40	0.26%	5	4.5500	2.940000

Washington, DC	1	14,214,801.67	2.93%	4	4.6825	0.146100

Totals	50	485,733,920.58	100.00%	5	4.5140	2.134452

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	49,871,851.18	10.27%	5	5.0189	NAP	Defeased	8	49,871,851.18	10.27%	5	5.0189	NAP
	3.750% or less	1	35,000,000.00	7.21%	5	3.5602	4.401700	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	9	26,994,292.08	5.56%	5	3.8656	1.484425	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	11,275,934.23	2.32%	5	4.1761	6.191372	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	75,134,839.77	15.47%	4	4.4303	1.820909	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	14	267,431,561.58	55.06%	5	4.6134	1.985233	49 months or greater	39	435,862,069.40	89.73%	5	4.4562	2.233069
	4.751% to 5.000%	4	15,541,491.43	3.20%	5	4.9407	2.211212	Totals	47	485,733,920.58	100.00%	5	4.5140	2.134452
	5.001% to 5.250%	2	4,483,950.31	0.92%	4	5.0874	1.621984
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	485,733,920.58	100.00%	5	4.5140	2.134452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	49,871,851.18	10.27%	5	5.0189	NAP	Defeased	8	49,871,851.18	10.27%	5	5.0189	NAP
	59 months or less	39	435,862,069.40	89.73%	5	4.4562	2.233069	Interest Only	6	138,950,000.00	28.61%	5	4.2978	2.643995
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	3	15,004,340.74	3.09%	5	4.4013	5.394736
	Totals	47	485,733,920.58	100.00%	5	4.5140	2.134452	241 to 300 months	29	280,487,178.53	57.75%	5	4.5400	1.860590
								301 to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	1	1,420,550.13	0.29%	5	3.9900	2.190000
								Totals	47	485,733,920.58	100.00%	5	4.5140	2.134452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	49,871,851.18	10.27%	5	5.0189	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or lesser	25	399,224,642.98	82.19%	5	4.4881	2.291455
	13 months to 24 months	13	29,590,671.97	6.09%	5	4.1685	1.879492
	25 months or greater	1	7,046,754.45	1.45%	5	3.8600	0.410000
	Totals	47	485,733,920.58	100.00%	5	4.5140	2.134452
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	304680003	LO	El Portal	CA	Actual/360	4.560%	217,020.29	119,749.07	0.00	N/A	09/05/25	--	55,268,326.08	55,148,577.01	04/05/25
4	610926670	RT	Houston	TX	Actual/360	4.600%	257,472.22	0.00	0.00	N/A	09/11/25	--	65,000,000.00	65,000,000.00	04/11/25
5	610930583	LO	Nashville	TN	Actual/360	4.620%	163,421.63	93,498.53	0.00	N/A	08/11/25	--	41,077,913.39	40,984,414.86	04/11/25
6	310931756	OF	New York	NY	Actual/360	3.560%	107,300.47	0.00	0.00	N/A	09/06/25	--	35,000,000.00	35,000,000.00	04/06/25
7	304680007	RT	Hacienda Heights	CA	Actual/360	4.620%	122,466.53	48,642.29	0.00	N/A	08/05/25	--	30,783,375.31	30,734,733.02	04/05/25
8	304680008	RT	Manhattan Beach	CA	Actual/360	4.380%	107,706.66	47,163.21	0.00	N/A	08/05/25	--	28,556,781.59	28,509,618.38	04/05/25
9	310929943	RT	Inglewood	CA	Actual/360	4.500%	96,875.00	0.00	0.00	N/A	09/11/25	--	25,000,000.00	25,000,000.00	04/11/25
11	310929116	RT	San Bruno	CA	Actual/360	4.630%	90,930.56	35,775.72	0.00	N/A	09/11/25	--	22,807,080.38	22,771,304.66	04/11/25
13	304680013	OF	San Jose	CA	Actual/360	4.529%	75,350.50	19,322,485.18	0.00	N/A	06/05/25	--	19,322,485.18	0.00	04/05/25
14	304680014	OF	Washington	DC	Actual/360	4.683%	58,141.09	204,564.08	178,597.37	N/A	08/05/25	--	14,419,365.75	14,214,801.67	02/05/25
15	310930211	98	Los Angeles	CA	Actual/360	4.190%	36,544.06	62,022.14	0.00	N/A	09/11/25	--	10,128,463.15	10,066,441.01	04/11/25
19	304680019	OF	Los Angeles	CA	Actual/360	5.842%	56,185.89	8,522.89	0.00	N/A	09/05/25	--	11,168,800.83	11,160,277.94	04/05/25
20	304680020	RT	Saratoga Springs	NY	Actual/360	4.970%	41,066.28	17,515.09	0.00	N/A	10/05/25	--	9,595,547.53	9,578,032.44	04/05/25
21	301741092	MU	Chicago	IL	Actual/360	4.494%	35,795.96	0.00	0.00	N/A	08/06/25	--	9,250,000.00	9,250,000.00	04/06/25
22	301741099	RT	Haines City	FL	Actual/360	4.710%	33,895.91	12,835.60	0.00	N/A	10/06/25	--	8,357,323.97	8,344,488.37	04/06/25
23	470095860	MF	Flushing	NY	Actual/360	3.860%	23,481.87	17,823.53	0.00	N/A	09/01/25	--	7,064,577.98	7,046,754.45	04/01/25
24	301741098	MF	Jacksonville	FL	Actual/360	4.940%	29,817.17	14,435.17	0.00	N/A	10/06/25	--	7,009,391.22	6,994,956.05	04/06/25
25	410929907	SS	Cockeysville	MD	Actual/360	4.550%	26,455.83	14,317.01	0.00	N/A	09/11/25	--	6,752,285.59	6,737,968.58	04/11/25
26	301741094	LO	Tampa	FL	Actual/360	4.950%	26,951.45	13,615.07	0.00	N/A	09/06/25	--	6,322,919.84	6,309,304.77	04/06/25
28	470095210	MF	Oakdale	NY	Actual/360	3.820%	19,778.12	15,254.13	0.00	N/A	09/01/25	--	6,012,602.93	5,997,348.80	04/01/25
29	304680029	OF	Beachwood	OH	Actual/360	4.711%	22,918.07	10,836.38	0.00	N/A	09/05/25	--	5,649,443.51	5,638,607.13	03/05/24
30	304680030	RT	Various	CA	Actual/360	4.623%	21,097.13	12,057.15	0.00	N/A	08/05/25	--	5,299,565.18	5,287,508.03	04/05/25
31	610930381	IN	Anaheim	CA	Actual/360	4.730%	22,850.16	8,636.61	0.00	N/A	09/11/25	--	5,610,078.24	5,601,441.63	04/11/25
32	410929846	MF	McAllen	TX	Actual/360	4.750%	18,599.64	10,090.96	0.00	N/A	09/11/25	06/11/25	4,547,280.32	4,537,189.36	04/11/25
33	410930228	RT	San Jose	CA	Actual/360	4.450%	17,669.36	9,279.59	0.00	N/A	08/11/25	--	4,611,069.82	4,601,790.23	04/11/25
34	410930901	SS	Santa Rosa	CA	Actual/360	4.560%	19,251.96	7,791.64	0.00	N/A	06/11/25	--	4,902,875.70	4,895,084.06	04/11/25
35	304680035	RT	Cobleskill	NY	Actual/360	4.300%	15,803.44	10,177.31	0.00	N/A	08/05/25	--	4,267,996.19	4,257,818.88	04/05/25
36	470095930	MF	New York	NY	Actual/360	3.860%	13,875.65	10,532.08	0.00	N/A	09/01/25	--	4,174,524.16	4,163,992.08	04/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	410928045	RT	Newark	CA	Actual/360	4.510%	16,370.88	8,993.10	0.00	N/A	09/11/25	--	4,215,375.95	4,206,382.85	04/11/25
38	301741093	LO	Reidsville	NC	Actual/360	4.930%	15,617.13	12,421.93	0.00	N/A	09/06/25	--	3,678,705.26	3,666,283.33	04/06/25
39	410930173	RT	Clarkston	WA	Actual/360	4.680%	17,524.64	6,794.87	0.00	N/A	08/11/25	05/11/25	4,348,545.55	4,341,750.68	04/11/25
40	304680040	OF	San Diego	CA	Actual/360	4.963%	16,255.72	6,997.75	0.00	N/A	09/05/25	--	3,803,669.54	3,796,671.79	04/05/25
41	410927600	IN	Napa	CA	Actual/360	4.750%	14,927.90	6,459.64	0.00	N/A	09/11/25	--	3,649,606.51	3,643,146.87	04/11/25
42	410930532	RT	Frankfort	IN	Actual/360	4.650%	12,364.04	10,741.67	0.00	N/A	06/11/25	--	3,087,794.29	3,077,052.62	04/11/25
43	410930652	SS	Las Vegas	NV	Actual/360	4.750%	12,845.66	6,455.29	0.00	N/A	09/11/25	--	3,140,533.82	3,134,078.53	04/11/25
44	304680044	OF	Crosby	TX	Actual/360	5.120%	12,640.86	6,053.06	0.00	N/A	08/05/25	--	2,867,131.39	2,861,078.33	04/05/25
45	470096110	MF	Yonkers	NY	Actual/360	3.820%	8,306.81	6,406.73	0.00	N/A	09/01/25	--	2,525,293.98	2,518,887.25	04/01/25
46	410928807	SS	Cincinnati	OH	Actual/360	4.280%	9,951.00	0.00	0.00	N/A	08/11/25	--	2,700,000.00	2,700,000.00	04/11/25
47	470094720	MF	Briarwood	NY	Actual/360	3.860%	6,137.31	4,658.42	0.00	N/A	09/01/25	--	1,846,423.73	1,841,765.31	04/01/25
48	304680048	OF	Shelby	MT	Actual/360	4.882%	7,454.28	3,932.83	0.00	N/A	06/05/25	--	1,773,164.37	1,769,231.54	04/05/25
49	470096190	MF	New York	NY	Actual/360	3.970%	6,837.22	0.00	0.00	N/A	09/01/25	--	2,000,000.00	2,000,000.00	04/01/25
50	304680050	OF	Victoria	TX	Actual/360	5.030%	7,044.27	3,459.53	0.00	N/A	09/05/25	--	1,626,331.51	1,622,871.98	03/05/25
51	470095980	MF	New York	NY	Actual/360	3.990%	4,886.92	1,790.15	0.00	N/A	09/01/25	--	1,422,340.28	1,420,550.13	04/01/25
52	610930793	RT	Monroe	WA	Actual/360	4.550%	4,995.72	3,434.72	0.00	N/A	09/11/25	--	1,275,051.12	1,271,616.40	04/11/25
53	470095790	MF	Brooklyn	NY	Actual/360	4.060%	4,238.92	2,974.29	0.00	N/A	09/01/25	--	1,212,467.51	1,209,493.22	04/01/25
54	470095260	MF	New York	NY	Actual/360	3.900%	4,049.66	3,025.36	0.00	N/A	09/01/25	--	1,205,854.30	1,202,828.94	04/01/25
55	470095910	MF	Mamaroneck	NY	Actual/360	4.400%	3,097.50	1,910.11	0.00	N/A	09/01/25	--	817,522.39	815,612.28	04/01/25
56	470095750	MF	Bayside	NY	Actual/360	3.910%	2,707.63	2,014.78	0.00	N/A	09/01/25	--	804,179.90	802,165.12	04/01/25
Totals							1,966,976.97	20,226,144.66	178,597.37				505,960,065.24	485,733,920.58
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	11,495,122.82	12,999,671.03	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,602,674.52	4,881,386.76	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	19,664,877.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	123,837,962.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,910,142.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,975,305.94	2,059,170.38	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,950,187.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,192,200.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	486,050.00	0.00	--	--	10/11/24	6,988,132.37	339,734.24	0.00	0.00	0.00	0.00
15	8,107,130.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	298,943.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,126,822.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	203,757.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,347,102.86	954,461.59	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,647,224.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	503,737.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	517,955.00	0.00	--	--	11/12/24	1,625,865.67	74,439.60	27,104.51	364,053.82	239,235.92	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,504,351.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	608,529.31	457,047.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	533,227.98	394,730.85	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	385,491.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	480,950.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	907,364.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	305,105.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	572,437.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	676,470.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	355,175.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	230,165.55	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	641,674.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	77,691.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	247,694.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	42,059.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	224,968.22	0.00	--	--	--	0.00	0.00	10,496.80	10,496.80	0.00	0.00
51	217,257.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	317,195.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	99,146.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,103,968.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	58,047.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	31,678.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	197,487,842.28	21,746,468.38				8,613,998.04	414,173.84	37,601.31	374,550.62	239,235.92	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
13	304680013	19,291,074.60	Payoff Prior to Maturity	0.00	0.00
Totals		19,291,074.60		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/25	1	14,214,801.67	0	0.00	1	5,638,607.13	0	0.00	0	0.00	0	0.00	0	0.00	1	19,291,074.60	4.513988%	4.483445%	5
03/17/25	0	0.00	0	0.00	1	5,649,443.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.514648%	4.485577%	6
02/18/25	0	0.00	0	0.00	2	20,113,294.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.514718%	4.485641%	7
01/17/25	0	0.00	0	0.00	2	20,149,770.56	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.514759%	4.485676%	8
12/17/24	0	0.00	0	0.00	2	20,186,099.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.514799%	4.485710%	9
11/18/24	0	0.00	0	0.00	2	20,224,907.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.514849%	4.485754%	10
10/18/24	0	0.00	0	0.00	2	20,260,934.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.514889%	4.485788%	11
09/17/24	0	0.00	0	0.00	2	20,299,450.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.514937%	4.485831%	12
08/16/24	0	0.00	0	0.00	2	20,335,178.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.514976%	4.485864%	13
07/17/24	0	0.00	0	0.00	2	20,370,761.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.515014%	4.485896%	14
06/17/24	0	0.00	0	0.00	2	20,408,850.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.515062%	4.485938%	15
05/17/24	0	0.00	0	0.00	2	20,444,137.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.515099%	4.485970%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	304680014	02/05/25	1	1	0.00	0.00	0.00	14,450,844.38	11/20/23	13
29	304680029	03/05/24	12	6	27,104.51	364,053.82	280,068.04	5,781,168.02	11/16/23	13
50	304680050	03/05/25	0	B	10,496.80	10,496.80	0.00	1,626,331.51
Totals					37,601.31	374,550.62	280,068.04	21,858,343.91
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		485,733,921	465,880,512	19,853,409		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-25	485,733,921	465,880,512	14,214,802	0	5,638,607	0
Mar-25	505,960,065	500,310,622	0	0	5,649,444	0
Feb-25	506,853,959	486,740,665	0	0	20,113,294	0
Jan-25	507,603,992	487,454,222	0	0	20,149,771	0
Dec-24	508,351,103	488,165,003	0	0	20,186,100	0
Nov-24	509,142,381	488,917,473	0	0	20,224,908	0
Oct-24	509,883,495	489,622,560	0	0	20,260,935	0
Sep-24	510,668,991	490,369,540	0	0	20,299,451	0
Aug-24	511,404,154	491,068,976	0	0	20,335,178	0
Jul-24	512,136,454	491,765,692	0	0	20,370,762	0
Jun-24	512,913,452	492,504,602	0	0	20,408,850	0
May-24	513,639,869	493,195,732	0	0	20,444,137	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	304680014	14,214,801.67	14,450,844.38	8,800,000.00	08/30/24	147,504.00	0.14610	12/31/24	08/05/25	245
29	304680029	5,638,607.13	5,781,168.02	4,500,000.00	09/05/24	517,955.00	1.27870	12/31/24	09/05/25	245
48	304680048	1,769,231.54	1,769,231.54	3,320,000.00	04/14/15	228,632.71	1.67310	12/31/24	06/05/25	241
Totals		21,622,640.34	22,001,243.94	16,620,000.00		894,091.71

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	304680014	OF	DC	11/20/23	13

Imminent default due to cash flow issues. Property is a 6-story, Class A, commercial office building totaling 34,577 sf built in 1903 and designated as a historic landmark. As of Year End 2024 property was 48% occupied and did not produce sufficient cash flow to cover operating expenses and debt service payments. Lender and Borrower were in discussions on workout strategies while Lender dual tracks. Foreclosure sale date was scheduled in January 2025; however, Lender will be rescheduling foreclosure in order for a potential sale to a third party buyer to close. In the event Borrower is unable to finalize sale then Lender will foreclose.

29	304680029	OF	OH	11/16/23	13

$6.5MM ($58/SF) Loan for 10 years, 2-yr IO, 30-yr amo, 4.711% IR. Proceeds plus $2.78MM in equity to acquire collateral for $8.5MM ($76/SF), fund $375K in escrows, plus closing costs. Collateral is a Class B suburban office plaza located in

Beachwood, OH, ~17 mi SE of the Cleveland CBD. The Property consists of 3 buildings totaling 112K SF and an underground parking garage with 185 spaces (566 spaces overall). The Loan transferred on 11/16/2023 to Special Servicing as the Loan is over 60 days late (next due 9/5/2023). Cash management is in place. Borrower is re-negotiating the modification terms. Lender continues to dual track foreclosure.

48	304680048	OF	MT	03/21/25	13

Loan transferred SS for imminent default due to sole tenant USCBP terminating the lease and vacating the Property at the end of the term. Cash Collateral reserve balance $108K as of 3/31. Collateral consists of a 16K SF office warehouse in

Shelby, MT, 30 mi S of Canadian border & 180mi S/SE of Calgary, AB. Subject improved by 4 buildgs on 8.42 acres w/ 20 parking spaces (1.35/1000; also asphalt for 45 more spaces if needed). Built/reno 1985/2008, and100% occ by GSA,

U.S. Customs & Border Patrol (USCBP) on 20yr lease (exp: 5/31/2025) w/ no renewal optns. Station provides space for admin support, alien holding/processing, and vehicle parking. Designated for patrol of central Montana. 6,822 SF office,

9,470 SF warehouse. Adjacent to Shelby General Aviation Airport (SBX).

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	304680003	0.00	4.56000%	0.00	4.56000%	8	11/12/21	07/01/20	--
5	610930583	46,002,718.06	4.62000%	46,002,718.06 4.62000%		10	07/15/20	07/11/20	08/11/20
5	610930583	0.00	4.62000%	0.00	4.62000%	10	08/11/20	07/11/20	07/15/20
Totals		46,002,718.06		46,002,718.06
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	6,588.64	0.00	0.00	13,471.11	0.00	186.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	52.24	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,500.00	0.00	0.00	6,588.64	0.00	0.00	13,523.35	0.00	186.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		30,797.99

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28